LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON INVESTMENT TRUST

SUPPLEMENT DATED MARCH 11, 2013

TO THE STATUTORY PROSPECTUSES OF THE FUNDS LISTED IN SCHEDULE A

The following is added as the last line item to the “Shareholder fees” table for Class A, Class A2, Class C, and Class C1 shares, as applicable, in the “Fees and expenses of the fund” section of the fund’s Prospectus:

Small Account Fee*	$15.00

*	Effective June 30, 2013 (or as soon as possible thereafter in the fund’s discretion), if your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund’s books and records.